Sources of finance (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Equity and Debt Financing
The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares		Debt
	2021	2020	2021	2020
Analysis of changes in financing	£m	£m	£m	£m
Beginning of year	699.9	703.1	5,032.7	4,272.9
Ordinary shares issued	4.4	—	—	—
Share cancellations	(7.2)	(3.2)	—	—
Net (decrease)/increase in drawings on bank loans and corporate bonds	—	—	(397.1)	632.8
Amortisation of financing costs included in debt	—	—	8.1	7.5
Changes in fair value due to hedging arrangements	—	—	(2.5)	(1.4)
Other movements	—	—	(0.4)	(7.1)
Exchange adjustments	—	—	(199.1)	128.0
End of year	697.1	699.9	4,441.7	5,032.7
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement. Other liabilities from financing activities including lease liabilities and derivatives used for hedging debts are disclosed in note 13 and note 26, respectively.
Analysis of Future Anticipated Cash Flows in Relation to Group's Financial Derivatives and Debt
The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at 31 December:

	Financial liabilities		Financial assets
2021	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	185.8	173.7	581.1	582.5
Between one and two years	551.4	521.1	30.0	30.4
Between two and three years	11.6	6.0	—	—
Between three and four years	449.8	445.6	—	—
Between four and five years	—	—	—	—
Over five years	—	—	—	—
	1,198.6	1,146.4	611.1	612.9

	Financial liabilities		Financial assets
2020	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	201.7	195.4	102.3	98.2
Between one and two years	11.6	6.2	17.8	13.6
Between two and three years	41.9	35.7	449.2	461.2
Between three and four years	11.6	6.3	—	—
Between four and five years	449.8	466.3	—	—
Over five years	—	—	—	—
	716.6	709.9	569.3	573.0

The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2021	2020
	£m	£m
Within one year	(326.8)	(182.2)
Between one and two years	(745.4)	(725.6)
Between two and three years	(646.5)	(795.7)
Between three and four years	(492.8)	(649.1)
Between four and five years	(698.0)	(528.2)
Over five years	(2,546.3)	(3,387.1)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,455.8)	(6,267.9)
Short-term overdrafts – within one year	(342.3)	(8,562.0)
Future anticipated cash flows	(5,798.1)	(14,829.9)
Effect of discounting/financing rates	1,014.1	1,235.2
Debt financing	(4,784.0)	(13,594.7)

Analysis of Fixed and Floating Rate Debt by Currency
Analysis of fixed and floating rate debt by currency including the effect of cross-currency swaps:

2021		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,231.8	4.18	n/a	72
£	– fixed	1,094.1	2.97	n/a	155
€	– fixed	1,976.0	2.04	n/a	69
	– floating	210.2	n/a	EURIBOR	3
Other		(70.4)	n/a	n/a	n/a
		4,441.7

2020		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,585.1	4.06	n/a	70
£	– fixed	1,094.1	3.21	n/a	167
€	– fixed	2,104.6	2.20	n/a	79
	– floating	223.9	n/a	EURIBOR	15
Other		25.0	n/a	n/a	n/a
		5,032.7
Note
1Weighted average.